Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Income Taxes (Details) [Line Items]
Income tax rate		27.00%
Canadian [Member]
Income Taxes (Details) [Line Items]
Net operational losses	$ 970,000	$ 3,735,000
Kazakhstani [Member]
Income Taxes (Details) [Line Items]
Net operational losses		$ 156,000